UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-03495

DWS Money Market Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  12/31

Date of reporting period:  9/30/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2013 (Unaudited)

Cash Reserve Fund Institutional
Cash Reserve Fund Institutional (the “Fund”) is a feeder fund that invests substantially all of its assets in a “master portfolio”, the Cash Management Portfolio (the “Portfolio”) and owns a pro rata interest in the Portfolio’s net assets.  At September 30, 2013, the Fund owned approximately 7% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.
	Principal Amount ($)	Value ($)
Certificates of Deposit and Bank Notes 11.9%
Banco del Estado de Chile:
0.26%, 10/16/2013	34,550,000	34,550,000
0.26%, 11/12/2013	50,000,000	50,000,000
0.27%, 11/14/2013	35,500,000	35,500,000
0.65%, 10/18/2013	1,754,000	1,754,347
Bank of Montreal, 0.12%, 10/1/2013	19,000,000	19,000,000
Bank of Nova Scotia, 0.27%, 12/11/2013	32,000,000	32,001,257
China Construction Bank Corp., 0.23%, 10/1/2013	60,000,000	60,000,000
DNB Bank ASA:
0.19%, 10/3/2013	194,956,000	194,956,000
0.2%, 11/15/2013	101,500,000	101,500,000
0.21%, 12/20/2013	148,000,000	148,000,000
0.23%, 11/20/2013	160,000,000	160,000,000
DZ Bank AG:
0.19%, 10/1/2013	108,000,000	108,000,000
0.19%, 11/4/2013	90,000,000	90,000,000
0.25%, 3/17/2014	105,000,000	105,000,000
Industrial & Commercial Bank of China:
0.33%, 10/16/2013	40,000,000	40,000,000
0.33%, 10/17/2013	40,000,000	40,000,000
International Business Machines Corp., 1.25%, 5/12/2014	35,000,000	35,208,664
Kreditanstalt Fuer Wiederaufbau:
0.211%, 2/28/2014	50,000,000	49,987,275
0.22%, 4/11/2014	82,000,000	81,984,177
Landesbank Hessen-Thueringen Girozentrale, 0.195%, 10/11/2013	150,000,000	150,000,000
Mitsubishi UFJ Trust & Banking Corp., 0.22%, 10/25/2013	32,466,000	32,466,000
Mizuho Bank Ltd.:
0.21%, 11/12/2013	153,700,000	153,700,000
0.21%, 12/13/2013	57,992,000	57,992,000
0.22%, 10/11/2013	78,000,000	78,000,000
Nordea Bank Finland PLC:
0.17%, 12/16/2013	44,000,000	44,000,000
0.25%, 1/6/2014	100,000,000	100,000,000
0.25%, 1/14/2014	100,000,000	100,000,000
Norinchukin Bank:
0.23%, 10/11/2013	62,000,000	62,000,000
0.23%, 11/12/2013	60,100,000	60,100,000
Rabobank Nederland NV:
0.27%, 11/5/2013	114,000,000	114,000,000
0.405%, 1/8/2014	44,000,000	44,016,262
Skandinaviska Enskilda Banken AB, 0.22%, 10/28/2013	50,000,000	49,999,813
Sumitomo Mitsui Banking Corp.:
0.21%, 11/15/2013	69,500,000	69,500,000
0.22%, 12/6/2013	88,000,000	88,000,000
Toronto-Dominion Bank, 0.2%, 2/12/2014	1,750,000	1,750,000
Wells Fargo Bank NA, 0.15%, 11/12/2013	1,750,000	1,750,000

Total Certificates of Deposit and Bank Notes (Cost $2,594,715,795)		2,594,715,795
Commercial Paper 40.9%
Issued at Discount ** 36.5%
Albion Capital Corp. SA:
0.14%, 10/4/2013	41,950,000	41,949,511
0.16%, 10/21/2013	39,940,000	39,936,450
Antalis U.S. Funding Corp., 144A, 0.2%, 11/1/2013	29,939,000	29,933,844
ANZ National International Ltd., 0.3%, 10/29/2013	199,000,000	198,953,567
ASB Finance Ltd., 0.25%, 12/17/2013	53,951,000	53,922,151
Autobahn Funding Co., LLC, 144A, 0.14%, 10/22/2013	4,000,000	3,999,673
Automatic Data Processing, Inc., 144A, 0.05%, 10/2/2013	18,420,000	18,419,974
Bank Nederlandse Gemeenten:
0.13%, 11/12/2013	2,000,000	1,999,697
0.17%, 10/7/2013	44,500,000	44,498,739
0.195%, 11/26/2013	50,000,000	49,984,833
0.195%, 12/2/2013	123,859,000	123,817,404
0.21%, 1/24/2014	23,564,000	23,548,192
0.23%, 1/24/2014	20,000,000	19,985,306
Bank of Tokyo-Mitsubishi UFJ Ltd., 0.12%, 10/1/2013	20,428,000	20,428,000
Barclays Bank PLC, 0.16%, 10/29/2013	139,500,000	139,482,640
Bedford Row Funding Corp.:
144A, 0.3%, 4/22/2014	35,000,000	34,940,792
144A, 0.39%, 10/21/2013	53,125,000	53,113,490
144A, 0.42%, 1/3/2014	53,125,000	53,066,740
BPCE SA, 0.145%, 10/9/2013	40,000,000	39,998,711
Caisse Centrale Desjardins:
0.16%, 10/23/2013	72,976,000	72,968,865
0.16%, 11/12/2013	30,000,000	29,994,400
0.195%, 10/15/2013	35,000,000	34,997,346
0.205%, 11/18/2013	23,000,000	22,993,713
0.21%, 11/20/2013	16,000,000	15,995,333
Caisse des Depots et Consignations:
144A, 0.2%, 10/1/2013	86,900,000	86,900,000
144A, 0.2%, 3/24/2014	87,500,000	87,415,417
144A, 0.21%, 10/17/2013	40,000,000	39,996,267
144A, 0.21%, 10/29/2013	88,100,000	88,085,610
144A, 0.25%, 12/3/2013	95,000,000	94,958,437
144A, 0.255%, 12/13/2013	118,000,000	117,938,984
144A, 0.26%, 10/1/2013	160,000,000	160,000,000
144A, 0.265%, 10/25/2013	37,000,000	36,993,463
144A, 0.275%, 10/9/2013	56,000,000	55,996,578
144A, 0.275%, 10/15/2013	70,000,000	69,992,514
144A, 0.28%, 10/17/2013	35,000,000	34,995,644
Canada, 0.18%, 11/15/2013	50,000,000	49,988,750
Catholic Health Initiatives, 0.15%, 11/6/2013	7,226,000	7,224,916
Coca-Cola Co., 0.11%, 1/13/2014	10,004,000	10,000,821
Collateralized Commercial Paper Co., LLC, 0.22%, 12/4/2013	180,000,000	179,929,600
Collateralized Commercial Paper II Co., LLC:
144A, 0.22%, 11/8/2013	45,000,000	44,989,550
144A, 0.22%, 1/16/2014	132,500,000	132,413,360
144A, 0.225%, 10/3/2013	123,000,000	122,998,462
DBS Bank Ltd., 0.235%, 3/11/2014	60,000,000	59,936,942
Dexia Credit Local:
0.3%, 11/12/2013	27,500,000	27,490,375
0.33%, 12/5/2013	30,000,000	29,982,125
0.33%, 12/16/2013	20,000,000	19,986,067
0.35%, 12/2/2013	21,955,000	21,941,766
0.35%, 12/3/2013	78,000,000	77,952,225
0.35%, 12/3/2013	50,000,000	49,969,375
DNB Bank ASA:
0.19%, 12/23/2013	20,000,000	19,991,239
0.235%, 12/9/2013	125,485,000	125,428,479
0.24%, 3/5/2014	44,700,000	44,653,810
0.24%, 3/7/2014	148,786,000	148,630,271
Erste Abwicklungsanstalt:
0.17%, 11/26/2013	50,993,000	50,979,515
0.17%, 12/4/2013	40,000,000	39,987,911
0.18%, 10/29/2013	30,000,000	29,995,800
0.18%, 12/23/2013	37,500,000	37,484,437
0.194%, 2/10/2014	50,000,000	49,964,250
0.2%, 10/30/2013	50,000,000	49,991,944
0.2%, 11/15/2013	50,000,000	49,987,500
144A, 0.2%, 1/10/2014	99,000,000	98,944,450
0.2%, 1/31/2014	80,000,000	79,945,778
0.2%, 2/4/2014	35,000,000	34,975,500
0.2%, 2/10/2014	40,000,000	39,970,667
0.21%, 4/9/2014	70,000,000	69,922,417
0.215%, 3/6/2014	50,000,000	49,953,417
0.22%, 11/5/2013	50,000,000	49,989,306
0.245%, 10/16/2013	34,600,000	34,596,468
0.26%, 10/7/2013	50,000,000	49,997,833
0.4%, 10/11/2013	40,000,000	39,995,556
0.43%, 11/29/2013	45,000,000	44,968,287
Fairway Finance LLC, 144A, 0.17%, 12/2/2013	35,019,000	35,008,747
General Electric Capital Corp.:
0.23%, 10/3/2013	100,000,000	99,998,722
0.23%, 10/21/2013	1,529,000	1,528,805
0.23%, 12/9/2013	125,000,000	124,944,896
0.23%, 3/4/2014	56,700,000	56,644,213
0.24%, 1/8/2014	90,000,000	89,940,600
0.24%, 1/14/2014	143,000,000	142,899,900
Gotham Funding Corp.:
144A, 0.155%, 10/11/2013	5,762,000	5,761,752
144A, 0.19%, 12/12/2013	60,000,000	59,977,200
Hannover Funding Co., LLC:
0.18%, 10/24/2013	24,000,000	23,997,240
0.22%, 10/28/2013	12,500,000	12,497,937
Johnson & Johnson, 144A, 0.04%, 10/21/2013	100,000,000	99,997,778
Kells Funding LLC:
144A, 0.185%, 1/14/2014	1,136,000	1,135,387
144A, 0.2%, 10/7/2013	29,150,000	29,149,028
144A, 0.225%, 11/14/2013	100,000,000	99,972,500
144A, 0.235%, 12/2/2013	150,000,000	149,939,292
144A, 0.24%, 1/13/2014	24,500,000	24,483,013
144A, 0.25%, 10/3/2013	35,000,000	34,999,514
144A, 0.255%, 12/2/2013	50,000,000	49,978,042
144A, 0.255%, 12/9/2013	100,000,000	99,951,125
Kreditanstalt Fuer Wiederaufbau:
144A, 0.16%, 10/17/2013	5,130,000	5,129,635
144A, 0.17%, 10/30/2013	70,000,000	69,990,414
Liberty Street Funding LLC, 144A, 0.14%, 10/9/2013	4,899,000	4,898,848
LMA Americas LLC, 144A, 0.18%, 10/1/2013	72,500,000	72,500,000
Matchpoint Master Trust, 0.19%, 11/15/2013	67,238,000	67,222,031
MetLife Short Term Funding LLC:
144A, 0.24%, 2/27/2014	30,000,000	29,970,200
144A, 0.25%, 2/3/2014	34,400,000	34,370,139
Microsoft Corp., 0.07%, 11/20/2013	6,700,000	6,699,349
Mont Blanc Capital Corp., 144A, 0.21%, 11/8/2013	2,000,000	1,999,557
Nederlandse Waterschapsbank NV:
0.17%, 3/24/2014	26,362,000	26,340,339
0.2%, 10/7/2013	23,000,000	22,999,233
Nestle Finance International Ltd., 0.07%, 10/9/2013	64,500,000	64,498,997
Nieuw Amsterdam Receivables Corp., 144A, 0.17%, 11/15/2013	44,000,000	43,990,650
Nordea Bank AB, 0.22%, 3/24/2014	32,000,000	31,965,973
Nordea North America, Inc.:
0.24%, 11/8/2013	74,200,000	74,181,203
0.255%, 1/14/2014	100,000,000	99,925,625
NRW.Bank:
0.075%, 10/1/2013	5,000,000	5,000,000
0.075%, 10/4/2013	23,000,000	22,999,856
0.15%, 10/17/2013	37,992,000	37,989,467
Oversea-Chinese Banking Corp., Ltd., 0.25%, 3/5/2014	60,000,000	59,936,708
PepsiCo, Inc.:
0.05%, 11/14/2013	10,000,000	9,999,389
0.06%, 11/5/2013	100,000,000	99,994,167
Proctor & Gamble Co.:
0.08%, 12/19/2013	50,000,000	49,991,222
0.09%, 10/31/2013	45,000,000	44,996,625
Province of Ontario Canada, 0.16%, 11/27/2013	5,497,000	5,495,607
Province of Quebec Canada, 0.1%, 11/20/2013	2,548,000	2,547,646
Prudential Funding LLC, 0.049%, 10/16/2013	25,000,000	24,999,271
PSP Capital, Inc., 0.11%, 10/7/2013	50,231,000	50,230,079
Regency Markets No. 1 LLC, 144A, 0.15%, 10/15/2013	86,295,000	86,289,966
Scaldis Capital LLC:
0.17%, 11/8/2013	46,500,000	46,491,656
0.185%, 11/4/2013	115,000,000	114,979,907
0.185%, 11/5/2013	40,000,000	39,992,806
0.185%, 11/12/2013	43,234,000	43,224,669
Skandinaviska Enskilda Banken AB, 0.235%, 10/3/2013	140,000,000	139,998,172
Standard Chartered Bank:
0.22%, 11/4/2013	60,000,000	59,987,533
0.24%, 11/18/2013	253,268,000	253,186,954
0.24%, 11/21/2013	94,500,000	94,467,870
0.26%, 2/4/2014	65,000,000	64,940,850
Starbird Funding Corp.:
144A, 0.07%, 10/1/2013	25,000,000	25,000,000
144A, 0.18%, 11/1/2013	30,000,000	29,995,350
Svenska Handelsbanken AB:
0.21%, 11/7/2013	114,000,000	113,975,395
0.21%, 11/14/2013	5,059,000	5,057,702
Swedbank AB:
0.2%, 12/6/2013	5,450,000	5,448,002
0.23%, 11/4/2013	48,700,000	48,689,421
0.23%, 11/5/2013	91,481,000	91,460,544
Sydney Capital Corp., 144A, 0.26%, 11/26/2013	35,500,000	35,485,642
The Army & Air Force Exchange Service, 0.1%, 12/12/2013	1,700,000	1,699,660
Thunder Bay Funding LLC, 144A, 0.25%, 11/1/2013	20,000,000	19,995,694
UOB Funding LLC, 0.14%, 10/15/2013	42,498,000	42,495,686
Versailles Commercial Paper LLC, 144A, 0.17%, 10/1/2013	50,000,000	50,000,000
Victory Receivables Corp.:
144A, 0.15%, 10/15/2013	1,500,000	1,499,912
144A, 0.18%, 11/12/2013	86,000,000	85,981,940
Wal-Mart Stores, Inc.:
0.045%, 10/7/2013	16,000,000	15,999,880
0.055%, 10/16/2013	5,198,000	5,197,881

		7,952,572,467
Issued at Par * 4.4%
ASB Finance Ltd., 144A, 0.271%, 6/11/2014	53,000,000	53,000,000
Atlantic Asset Securitization LLC:
144A, 0.209%, 2/27/2014	100,000,000	100,000,000
144A, 0.211%, 2/11/2014	50,000,000	49,998,466
Australia & New Zealand Banking Group Ltd., 144A, 0.3%, 12/6/2013	125,000,000	125,000,000
Barton Capital LLC, 144A, 0.199%, 3/27/2014	40,000,000	40,000,000
BNZ International Funding Ltd., 144A, 0.344%, 10/23/2013	50,000,000	50,000,000
Kells Funding LLC:
144A, 0.212%, 2/3/2014	100,000,000	100,000,000
144A, 0.241%, 11/12/2013	87,000,000	87,000,000
144A, 0.279%, 10/21/2013	53,000,000	53,000,024
Nederlandse Waterschapsbank NV, 144A, 0.303%, 8/15/2014	67,200,000	67,200,000
PNC Bank NA, 0.25%, 3/17/2014	91,189,000	91,189,000
Versailles Commercial Paper LLC, 144A, 0.241%, 2/7/2014	48,500,000	48,500,000
Westpac Banking Corp., 144A, 0.3%, 11/29/2013	100,000,000	100,000,000

		964,887,490

Total Commercial Paper (Cost $8,917,459,957)		8,917,459,957
Government & Agency Obligations 7.0%
Other Government Related (a) 0.3%
European Investment Bank, 3.0%, 4/8/2014	61,700,000	62,570,522
U.S. Government Sponsored Agencies 4.2%
Federal Farm Credit Bank, 0.19%, 12/13/2013	30,000,000	30,000,000
Federal Home Loan Bank:
0.125%, 6/18/2014	12,100,000	12,095,647
0.13%, 3/19/2014	26,000,000	25,997,747
0.14% *, 11/8/2013	20,000,000	19,999,171
0.14%, 5/22/2014	18,000,000	17,998,616
0.16%, 12/19/2013	23,160,000	23,159,679
0.165% *, 11/4/2013	22,000,000	21,999,482
0.375%, 11/27/2013	41,835,000	41,849,233
0.875%, 12/27/2013	25,000,000	25,041,618
Federal Home Loan Mortgage Corp.:
0.079% **, 1/8/2014	15,000,000	14,996,700
0.08% **, 4/24/2014	47,500,000	47,478,361
0.088% **, 11/6/2013	25,000,000	24,997,750
0.09% **, 3/26/2014	31,000,000	30,986,360
0.099% **, 12/17/2013	27,000,000	26,994,225
0.099% **, 12/19/2013	25,000,000	24,994,514
0.099% **, 12/20/2013	34,000,000	33,992,444
0.099% **, 2/20/2014	40,000,000	39,984,222
0.1% **, 3/5/2014	70,000,000	69,969,861
0.108% **, 11/19/2013	18,250,000	18,247,268
0.109% **, 2/4/2014	35,000,000	34,986,525
0.109% **, 1/21/2014	40,000,000	39,986,311
0.109% **, 1/22/2014	41,000,000	40,985,844
0.109% **, 1/23/2014	12,500,000	12,495,646
0.11% **, 3/19/2014	50,000,000	49,974,180
0.129% **, 3/25/2014	30,000,000	29,981,042
0.139% **, 4/22/2014	30,000,000	29,976,317
1.375%, 2/25/2014	27,000,000	27,133,645

Federal National Mortgage Association:
0.119% **, 2/24/2014	22,500,000	22,489,050
0.139% **, 6/2/2014	27,000,000	26,974,380
1.25%, 2/27/2014	25,000,000	25,111,623
2.75%, 3/13/2014	27,629,000	27,944,743

		918,822,204
U.S. Treasury Obligations 2.5%
U.S. Treasury Bills:
0.045% **, 11/7/2013	1,500,000	1,499,931
0.046% **, 1/9/2014	748,000	747,903
0.108% **, 4/3/2014	2,638,000	2,636,544
U.S. Treasury Notes:
0.25%, 11/30/2013	2,800,000	2,800,362
0.5%, 11/15/2013	78,000,000	78,037,045
0.5%, 8/15/2014	245,000,000	245,747,334
0.75%, 12/15/2013	13,000,000	13,015,616
1.25%, 2/15/2014	25,000,000	25,112,440
1.875%, 4/30/2014	75,000,000	75,737,664
2.25%, 5/31/2014	40,000,000	40,553,921
2.625%, 7/31/2014	20,200,000	20,613,776
4.0%, 2/15/2014	33,000,000	33,472,323

		539,974,859

Total Government & Agency Obligations (Cost $1,521,367,585)		1,521,367,585
Short-Term Notes * 12.3%
Australia & New Zealand Banking Group Ltd., 144A, 0.326%, 5/12/2014	120,700,000	120,700,000
Bank of Nova Scotia:
0.21%, 10/10/2013	25,000,000	25,000,000
0.24%, 4/9/2014	200,000,000	200,000,000
0.25%, 1/10/2014	135,000,000	135,000,000
0.26%, 9/3/2014	62,000,000	62,000,000
0.319%, 7/24/2014	85,000,000	85,000,000
Canadian Imperial Bank of Commerce, 0.28%, 5/16/2014	176,750,000	176,750,327
Commonwealth Bank of Australia, 144A, 0.24%, 6/11/2014	165,000,000	165,000,000
JPMorgan Chase Bank NA, 0.346%, 4/22/2019	164,250,000	164,250,000
Kommunalbanken AS:
144A, 0.15%, 2/26/2014	33,000,000	33,000,000
144A, 0.15%, 3/5/2014	100,000,000	100,000,000
Kreditanstalt Fuer Wiederaufbau, 0.447%, 1/17/2014	60,000,000	60,042,303
National Australia Bank Ltd., 144A, 0.989%, 4/11/2014	28,765,000	28,872,165
Rabobank Nederland NV:
0.251%, 6/12/2014	151,500,000	151,500,000
0.301%, 5/8/2014	85,000,000	85,000,000
0.335%, 1/27/2014	150,000,000	150,000,000
0.364%, 11/14/2013	50,000,000	50,000,000
Royal Bank of Canada:
0.28%, 4/17/2014	28,500,000	28,500,000
0.28%, 6/17/2014	53,500,000	53,500,000
0.3%, 2/28/2014	115,000,000	115,000,000
Svensk Exportkredit AB, 144A, 0.17%, 6/17/2014	66,600,000	66,600,000
Wells Fargo Bank NA:
0.13%, 10/8/2013	84,000,000	84,000,000
0.169%, 11/22/2013	114,560,000	114,560,000
0.231%, 3/7/2014	125,000,000	125,000,000
0.25%, 9/9/2014	75,000,000	75,000,000
Westpac Banking Corp.:
0.271%, 5/9/2014	107,500,000	107,500,000
0.28%, 4/28/2014	15,000,000	15,000,000
0.3%, 11/15/2013	112,500,000	112,500,000

Total Short-Term Notes (Cost $2,689,274,795)		2,689,274,795
Time Deposits 10.8%
Bank of Scotland PLC, 0.05%, 10/1/2013	296,000,000	296,000,000
Banque Federative du Credit Mutuel, 0.04%, 10/1/2013	450,000,000	450,000,000
Credit Agricole Corporate & Investment Bank, 0.03%, 10/1/2013	528,082,534	528,082,534
Credit Industriel et Commercial, 0.04%, 10/1/2013	170,000,000	170,000,000
Natixis, 0.05%, 10/1/2013	290,000,000	290,000,000
Skandinaviska Enskilda Banken AB, 0.01%, 10/1/2013	320,000,000	320,000,000
Societe Generale, 0.01%, 10/1/2013	294,393,875	294,393,875

Total Time Deposits (Cost $2,348,476,409)		2,348,476,409
Municipal Investments 10.9%
Arizona, Nuveen Premium Income Municipal Fund, Inc., Series T30017-I, 144A, 0.16% ***, 8/1/2014, LIQ: Citibank NA	27,900,000	27,900,000
BlackRock MuniHoldings New Jersey Quality Fund, Inc., Series W-7-1727, 144A, AMT, 0.27% ***, 7/1/2041, LIQ: Bank of America NA	30,000,000	30,000,000
BlackRock MuniHoldings New York Quality Fund, Inc., Series W-7-2436, 144A, AMT, 0.27% ***, 7/1/2041, LIQ: Bank of America NA	40,000,000	40,000,000
BlackRock MuniYield Fund, Inc., Series W-7-2514, 144A, AMT, 0.27% ***, 7/1/2041, LIQ: Bank of America NA	25,000,000	25,000,000
California, RBC Municipal Products, Inc. Trust, Series E-24, 144A, 0.06% *, 7/1/2031, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	24,700,000	24,700,000
California, State General Obligation:
Series A, 144A, 0.06% ***, 5/1/2040, LOC: Royal Bank of Canada	30,450,000	30,450,000
Series B, 0.06% ***, 5/1/2040, LOC: Barclays Bank PLC	30,000,000	30,000,000
0.22%, 10/9/2013	15,600,000	15,600,000
California, Wells Fargo Stage Trust, Series 25C, 144A, 0.19% ***, 11/1/2041, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	6,000,000	6,000,000
Channahon, IL, Morris Hospital Revenue, 0.08% ***, 12/1/2034, LOC: U.S. Bank NA	5,220,000	5,220,000
Clark County, NV, Airport Revenue, Series D-2B, 0.07% ***, 7/1/2040, LOC: Royal Bank of Canada	60,000,000	60,000,000
Colorado, RBC Municipal Products, Inc. Trust, Series E-25, 144A, AMT, 0.1% ***, 8/29/2014, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	22,000,000	22,000,000
Delaware County, PA, Industrial Development Authority, Solid Waste System Revenue, Scott Paper Co., Series E, 0.1% ***, 12/1/2018, GTY: Kimberly-Clark Corp.	3,300,000	3,300,000
Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates, "A", Series M024, AMT, 0.11% ***, 7/15/2050, LIQ: Freddie Mac	18,665,000	18,665,000
Florida, University Athletic Association, Inc., Capital Improvement Revenue, 0.06% ***, 10/1/2031, LOC: JPMorgan Chase Bank NA	9,110,000	9,110,000
Gulf Coast, TX, Waste Disposal Authority, Exxon Mobil Project, AMT, 0.05% ***, 12/1/2025	25,000,000	25,000,000
Harris County, TX, Cultural Education, 144A, 0.2%, 3/5/2014	25,000,000	25,000,000
Hawaii, Wells Fargo Stage Trust, Series 54C, 144A, 0.19% ***, 4/1/2029, GTY: Freddie Mac, LIQ: Wells Fargo Bank NA	9,235,000	9,235,000
Illinois, State Educational Facilities Authority, Field Museum of Natural History, 144A, 0.06% ***, 11/1/2032, LOC: JPMorgan Chase Bank NA	28,900,000	28,900,000
Illinois, State Finance Authority Revenue, OSF Healthcare Systems, Series F, 0.07%, 11/15/2037, LOC: Barclays Bank PLC	30,000,000	30,000,000
Illinois, State Finance Authority Revenue, Presbyterian Homes, 0.07% ***, 9/1/2024, LOC: Northern Trust Co.	18,655,000	18,655,000
Illinois, Wells Fargo Stage Trust, Series 50C, 144A, 0.08% ***, 11/15/2035, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	9,110,000	9,110,000
Johnson City, TN, Health & Educational Facilities Board, Hospital Revenue, Mountain States Health Alliance, Series B, 0.13% ***, 8/15/2043, LOC: U.S. Bank NA	11,075,000	11,075,000
Kentucky, State Housing Corp. Revenue, Series O, 0.15% ***, 1/1/2036, SPA: State Street Bank & Trust Co.	15,720,000	15,720,000
Kentucky, State Housing Corp., Housing Revenue, Series F, AMT, 0.08% ***, 7/1/2029, SPA: PNC Bank NA	20,540,000	20,540,000
Los Angeles, CA, Municipal Improvement Corp., 0.13%, 10/24/2013	13,000,000	13,000,000
Louisville & Jefferson County, KY, Regional Airport Authority, UPS Worldwide Forwarding, Series A, AMT, 0.07% ***, 1/1/2029	31,800,000	31,800,000
Lower Neches Valley, TX, Industrial Development Corp., Series B-2, AMT, 0.06% ***, 12/1/2039, GTY: Exxon Mobil Corp.	8,450,000	8,450,000
Maine, State Housing Authority, Mortgage Revenue, Series E-2, AMT, 0.08% ***, 11/15/2041, SPA: State Street Bank & Trust Co.	8,000,000	8,000,000
Maryland, State Health & Higher Educational Facilities Authority Revenue, Adventist Health Care, Series A, 0.07% ***, 1/1/2035, LOC: Union Bank NA	58,000,000	58,000,000
Massachusetts, JPMorgan Chase Putters/Drivers Trust, Various States, Series 4320, 144A, 0.07% ***, 5/31/2016, LIQ: JPMorgan Chase Bank NA	17,600,000	17,600,000
Massachusetts, State Central Artery, Series A, 0.06% ***, 12/1/2030, SPA: Bank of America NA	40,000,000	40,000,000
Massachusetts, State Consolidated, Series A, 0.05% ***, 3/1/2026, SPA: Wells Fargo Bank NA	12,905,000	12,905,000
Metropolitan Washington, DC, Airport Authority Systems Revenue:
Series C-1, 144A, AMT, 0.06% ***, 10/1/2033, LOC: Barclays Bank PLC	56,435,000	56,435,000
Series C-2, 0.07% ***, 10/1/2039, LOC: Barclays Bank PLC	13,690,000	13,690,000
Michigan, Finance Authority, School Loan:
Series B, 0.15% ***, 9/1/2050, LOC: PNC Bank NA	25,000,000	25,000,000
Series C, 0.15% ***, 9/1/2050, LOC: Bank of Montreal	21,000,000	21,000,000
Michigan, RBC Municipal Products, Inc. Trust:
Series L-27, 144A, AMT, 0.13% ***, 3/1/2031, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	19,245,000	19,245,000
Series L-25, 144A, AMT, 0.13% ***, 9/1/2033, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	66,745,000	66,745,000
Minnesota, State Housing Finance Agency, Residential Housing Finance, Series C, AMT, 0.09% ***, 7/1/2048, LIQ: Federal Home Loan Bank	8,000,000	8,000,000
Minnesota, State Office of Higher Education Revenue, Supplementary Student:
Series A, AMT, 0.08% ***, 10/1/2046, LOC: U.S. Bank NA	22,500,000	22,500,000
Series A, 0.17% ***, 12/1/2043, LOC: U.S. Bank NA	11,500,000	11,500,000
Mississippi, State Business Finance Commission, Gulf Opportunity Zone, Chevron U.S.A., Inc., Series E, 0.07% ***, 12/1/2030, GTY: Chevron Corp.	36,300,000	36,300,000
New Hampshire, State Health & Education Facilities Authority Revenue, Higher Education Loan Corp., Series A, 0.12% ***, 12/1/2032, LOC: Royal Bank of Canada	18,011,000	18,011,000
New Jersey, Puttable Floating Option Tax-Exempt Receipts:
Series 837, 144A, 0.13% ***, 6/26/2014, GTY: Bank of America NA, LIQ: Bank of America NA	41,235,000	41,235,000
Series MT-838, 144A, 0.13% ***, 6/26/2014, GTY: Bank of America NA, LIQ: Bank of America NA	55,700,000	55,700,000
New Jersey, RIB Floater Trust, Series 14WE, 144A, 0.12% ***, 7/3/2017, LIQ: Barclays Bank PLC , LOC: Barclays Bank PLC	32,000,000	32,000,000
New Mexico, Wells Fargo Stage Trust, Series 40C, 144A, 0.18% ***, 8/1/2039, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	9,265,000	9,265,000
New York, State Housing Finance Agency Revenue, 88 Leonard Street, Series A, 144A, 0.2% ***, 11/1/2037, LOC: Landesbank Hessen-Thuringen	11,750,000	11,750,000
New York, State Urban Development Corp. Revenue, Series A3C, 0.08% ***, 3/15/2033, SPA: JPMorgan Chase & Co.	30,000,000	30,000,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Series TR-T30001-I, 144A, 0.16% ***, 6/15/2044, LIQ: Citibank NA	8,000,000	8,000,000
New York, NY, General Obligation:
Series E, 0.06% ***, 8/1/2034, LOC: Bank of America NA	14,195,000	14,195,000
Series G-6, 0.06% ***, 4/1/2042, LOC: Mizuho Corporate Bank	51,235,000	51,235,000
Nuveen Dividend Advantage Municipal Fund, Series T30016-I, 144A, 0.16% ***, 8/1/2014, LIQ: Citibank NA	70,300,000	70,300,000
Nuveen Select Quality Municipal Fund, Inc., Series 1-2525, 144A, AMT, 0.17% ***, 5/1/2041, LIQ: Barclays Bank PLC	40,000,000	40,000,000
Ohio, State Housing Finance Agency, Residential Mortgage Revenue, Mortgage-Backed Securities Program, Series N, AMT, 0.09% ***, 9/1/2036, SPA: State Street Bank & Trust Co.	72,600,000	72,600,000
Ohio, Wells Fargo Stage Trust, Series 12C, 144A, 0.18% ***, 3/1/2031, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	28,550,000	28,550,000
Oklahoma, Wells Fargo Stage Trust, Series 67C, 144A, 0.19% ***, 9/1/2037, LIQ: Wells Fargo Bank NA	43,245,000	43,245,000
Palm Beach County, FL, Benjamin Private School Project Revenue, 0.07% ***, 7/1/2025, LOC: Northern Trust Co.	11,475,000	11,475,000
Pennsylvania, State Economic Development Financing Authority, Unemployment Compensation Revenue, Series C, 0.07% ***, 7/1/2024, LOC: PNC Bank NA	39,000,000	39,000,000
Puerto Rico, JPMorgan Chase Putters/Drivers Trust Various States, Series 4362, 144A, AMT, 0.22% *, 11/15/2013, LIQ: JPMorgan Chase Bank NA	25,000,000	25,000,000
Puerto Rico, RIB Floater Trust:
Series 18WE, 144A, 0.12% ***, 12/1/2013, LOC: Barclays Bank PLC	71,725,000	71,725,000
Series 8WE, 144A, 0.12% ***, 9/30/2014, LOC: Barclays Bank PLC	28,150,000	28,150,000
San Jose, CA, Financing Authority:
Series E2, 0.11% ***, 6/1/2025, LOC: U.S. Bank NA	11,230,000	11,230,000
Series F, 0.13% ***, 6/1/2034, LOC: Bank of America NA	56,760,000	56,760,000
San Jose, CA, Financing Authority Lease Revenue, Ice Center, Series E1, 0.13% ***, 6/1/2025, LOC: Bank of America NA	11,240,000	11,240,000
San Jose, CA, Redevelopment Agency, 0.3%, 12/10/2013	11,981,741	11,981,741
Suffolk County, NY, Industrial Development Agency, St. Anthony's High School Civic, 0.06% ***, 12/1/2036, LOC: U.S. Bank NA, Sovereign Bank NA	11,040,000	11,040,000
Sweetwater County, WY, Pollution Control Revenue, PacifiCorp Project, Series A, 0.07% ***, 12/1/2020, LOC: Bank of Nova Scotia	9,035,000	9,035,000
Tennessee, Tennergy Corp., Gas Revenue, Stars Certificates, Series 2006-001, 144A, 0.12% ***, 11/1/2013, LIQ: BNP Paribas, LOC: BNP Paribas	19,810,000	19,810,000
Texas, State General Obligation, Series E, 0.11% ***, 12/1/2026, SPA: JPMorgan Chase Bank NA	19,000,000	19,000,000
Texas, State Tax and Revenue Anticipation Notes, 2.0%, 8/28/2014	160,000,000	162,605,219
Texas, State Veterans Housing Assistance Fund II, Series A, 144A, AMT, 0.11% ***, 6/1/2034, SPA: Landesbank Hessen-Thuringen	16,765,000	16,765,000
Texas, Wells Fargo Stage Trust, Series 20C, 144A, AMT, 0.13% ***, 5/1/2038, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	16,120,000	16,120,000
University of Alabama, Hospital Revenue, Series B, 0.06% ***, 9/1/2042, LOC: Wells Fargo Bank NA	60,000,000	60,000,000
University of California, State Revenues, Series AL-3, 0.06% ***, 5/15/2048 (b)	35,000,000	35,000,000
University of Texas, Financing Systems Revenue, Series B, 0.04% ***, 8/1/2039, LIQ: University of Texas Investment Management Co.	135,045,000	135,045,000
Virginia, Capital Beltway Funding Corp., Toll Revenue, Series D, 0.04% ***, 12/31/2047, LOC: Bank of Nova Scotia	50,000,000	50,000,000
Volusia County, FL, Housing Finance Authority, Multi-Family Housing Revenue, Cape Morris Cove Apartments, Series A, AMT, 0.1% ***, 10/15/2042, LOC: JPMorgan Chase Bank NA	6,140,000	6,140,000
Wisconsin, Housing & Economic Development Authority, Home Ownership Revenue, Series B, 0.09% ***, 3/1/2033, LOC: Fannie Mae, Freddie Mac	11,015,000	11,015,000
Yamhill County, OR, Hospital Authority, Friendsview Community, 0.08% ***, 12/1/2034, LOC: U.S. Bank NA	11,500,000	11,500,000

Total Municipal Investments (Cost $2,367,072,960)		2,367,072,960
Repurchase Agreements 6.3%
BNP Paribas, 0.08%, dated 9/30/2013, to be repurchased at $100,000,222 on 10/1/2013 (c)	100,000,000	100,000,000
Citigroup Global Markets, Inc., 0.06%, dated 9/25/2013, to be repurchased at $85,000,992 on 10/2/2013 (d)	85,000,000	85,000,000
Federal Reserve Bank of New York, 0.01%, dated 9/30/2013, to be repurchased at $500,000,139 on 10/1/2013 (e)	500,000,000	500,000,000
JPMorgan Securities, Inc., 0.4%, dated 3/18/2013, to be repurchased at $351,419,444 on 3/18/2014 (f)	350,000,000	350,000,000
Merrill Lynch & Co., Inc., 0.03%, dated 9/30/2013, to be repurchased at $177,457,452 on 10/1/2013 (g)	177,457,304	177,457,304
Morgan Stanley & Co., Inc., 0.06%, dated 9/30/2013, to be repurchased at $167,000,278 on 10/1/2013 (h)	167,000,000	167,000,000

Total Repurchase Agreements (Cost $1,379,457,304)		1,379,457,304
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $21,817,824,805) †	100.1	21,817,824,805
Other Assets and Liabilities, Net	(0.1)	(28,631,146)

Net Assets	100.0	21,789,193,659

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of September 30, 2013.

**	Annualized yield at time of purchase; not a coupon rate.
***
Variable rate demand notes are securities whose interest rates are reset periodically at market levels.  These securities are payable on demand and are shown at their current rates as of September 30, 2013.

†	The cost for federal income tax purposes was $21,817,824,805.
(a)	Government-backed debt issued by financial companies or government sponsored enterprises.
(b)	When-issued security.
(c)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
61,121,000	Federal Farm Credit Bank	0.189	6/14/2016	61,137,361
21,293,000	Federal Home Loan Bank	Zero Coupon	3/21/2014	21,290,019
16,650,000	Federal National Mortgage Association	0.2	8/26/2016	16,652,035
3,000,000	International Bank for Reconstruction & Development	0.5	11/26/2013	3,006,697
Total Collateral Value				102,086,112

(d)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
4,374,239	Federal Home Loan Mortgage Corp.	3.0-4.0	5/1/2028-9/1/2041	4,588,682
22,103,406	Federal National Mortgage Association	2.451-4.0	8/1/2026-2/1/2042	23,301,782
54,959,977	Government National Mortgage Association	2.5-7.5	4/20/2026-5/15/2043	59,110,166
Total Collateral Value				87,000,630

(e)	Collateralized by $468,589,900 U.S. Treasury Note, 2.75%, maturing on 2/15/2019 with a value of $500,000,184.

(f)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
48,831,906	Access Group, Inc.	0.526-1.684	4/25/2029-7/1/2038	43,178,603
132,068	Ally Auto Receivables Trust	0.99	11/16/2015	132,465
2,245,496	Banc of America Commercial Mortgage Trust	5.811	2/10/2051	2,468,653
4,273,960	Bear Stearns Commercial Mortgage Securities Trust	5.835	9/11/2042	4,745,137
1,018,294,273	Bear Stearns Commercial Mortgage Securities Trust- Interest Only	0.101	2/11/2044	10,576,651
15,151	Chase Funding Trust	0.759	11/25/2034	13,811
3,336,000	Chase Issuance Trust	0.274-0.54	5/16/2016-12/16/2019	3,332,458
50,706,764	College Loan Corp. Trust	Zero Coupon-5.22	1/15/2037-1/25/2047	25,652,647
1,163,013	Collegiate Funding Services Education Loan Trust	0.338	12/28/2021	1,536,313
902,932,843	Commercial Mortgage Trust	0.096	12/10/2049	8,018,586
4,349,193	Conseco Finance Home Equity Loan Trust	8.0	6/15/2032	4,780,442
1,786,841	GSAMP Trust	1.079	10/25/2034	1,536,688
554,275	Higher Education Funding I	0.362	2/25/2024	1,082,419
92,383,449	KKR Financial CLO Corp.	0.994	10/15/2017	91,954,794
147,207,376	LB-UBS Commercial Mortgage Trust- Interest Only	0.368	2/15/2040	636,792
5,652,105	LB-UBS Commercial Mortgage Trust- Interest Only	5.424	11/15/2040	6,274,741
7,532,560	Merrill Lynch Mortgage Investors Trust	0.379	8/25/2036	7,289,979
139,970,071	Morgan Stanley Capital I Trust-Interest Only	1.472	6/15/2044	6,766,853
17,124,926	Nelnet Student Loan Trust	0.272-0.352	11/27/2018-3/22/2032	15,845,834
345,250	Nissan Auto Receivables Owner Trust	1.18	2/16/2015	345,873
933,503	Northstar Education Finance, Inc.	0.472	5/28/2026	1,055,105
8,364,443	Panhandle-Plains Higher Education Authority, Inc.	0.748	7/1/2021	9,991,453
4,385,378	Santander Consumer Acquired Receivables Trust	1.44	8/15/2016	4,389,553
12,154	Santander Drive Auto Receivables Trust	2.24	12/15/2014	12,182
861,813	SLC Private Student Loan Trust	4.75	6/15/2033	802,315
38,977,636	SLM Private Credit Student Loan Trust	0.584-0.654	3/15/2024-12/15/2039	31,299,517
2,028,102	SLM Private Education Loan Trust	3.0-3.424	5/16/2044	1,915,863
28,968,166	SLM Student Loan Trust	0.339-1.454	2/27/2017-12/15/2033	28,916,662
4,013,196	SMART Trust	1.274	11/14/2015	4,029,471
2,038,426	Trapeza Cdo IX Ltd.	0.594	1/27/2040	1,589,973
275,356	U.S. Education Loan Trust LLC	0.39	3/1/2025	274,757
50,000,000	U.S. Education Loan Trust IV LLC	0.35	9/1/2047	42,102,551
Total Collateral Value				362,549,141

(g)	Collateralized by $183,850,500 U.S. Treasury Note, 0.75%, maturing on 12/31/2017 with a value of $181,006,517.
(h)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
44,804,000	Asian Development Bank	0.5-6.375	5/21/2014-10/1/2028	56,923,660
69,161,073	Federal Home Loan Mortgage Corp.	3.0-4.0	8/1/2032-7/1/2042	70,173,449
21,812,000	Inter-American Development Bank	0.5-6.95	4/22/2014-7/15/2027	26,150,073
16,159,000	International Bank for Reconstruction & Development	Zero Coupon-7.625	10/7/2013-1/19/2023	18,605,597
2,126,000	International Finance Corp.	0.625-3.0	4/22/2014-6/15/2018	2,134,630
Total Collateral Value				173,987,409

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.
GTY: Guaranty Agreement
Interest Only: Interest Only (IO) bonds represent the” interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

LIQ: Liquidity Facility
LOC: Letter of Credit
SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by the fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of September 30, 2013 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Investments in Securities(i)	$—	$20,438,367,501	$—	$20,438,367,501
Repurchase Agreements	—	1,379,457,304	—	1,379,457,304
Total	$—	$21,817,824,805	$—	$21,817,824,805

There have been no transfers between fair value measurement levels during the period ended September 30, 2013.
(i)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Cash Reserves Fund Institutional, a series of DWS Money Market Trust

By:	/s/Robert Kendall Robert Kendall President

Date:	November 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Robert Kendall Robert Kendall President

Date:	November 22, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 22, 2013